                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-3984

                      (Investment Company Act File Number)

                      Federated International Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.12		$10.86	$12.63	$11.76	$10.06	$8.97
Income From Investment Operations:
Net investment income	0.11	[1]	0.21 [1]	0.24 [1]	0.27	0.31 [1]	0.30 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.65)		0.51	(1.30)	1.36	1.93	0.79
TOTAL FROM INVESTMENT OPERATIONS	(0.54)		0.72	(1.06)	1.63	2.24	1.09
Less Distributions:
Distributions from net investment income	(0.16)		(0.46)	(0.71)	(0.76)	(0.54)	--
Net Asset Value, End of Period	$10.42		$11.12	$10.86	$12.63	$11.76	$10.06
Total Return [2]	(4.87)%		6.85%	(8.88)%	14.59%	23.25%	12.15%

Ratios to Average Net Assets:
Net expenses	0.90	% [3]	0.90%	0.81%	0.90%	1.25%	1.73%
Net investment income	2.10	% [3]	1.93%	2.05%	2.36%	2.80%	3.27%
Expense waiver/reimbursement [4]	0.84	% [3]	0.75%	0.76%	0.78%	0.64%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,707		$119,489	$118,261	$101,956	$88,753	$33,663
Portfolio turnover	23%		95%	76%	80%	126%	208%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.84		$10.58	$12.32	$11.51	$ 9.86	$8.86
Income From Investment Operations:
Net investment income	0.07	[1]	0.13 [1]	0.14 [1]	0.19 [1]	0.23 [1]	0.24 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.63)		0.49	(1.26)	1.32	1.90	0.76
TOTAL FROM INVESTMENT OPERATIONS	(0.56)		0.62	(1.12)	1.51	2.13	1.00
Less Distributions:
Distributions from net investment income	(0.08)		(0.36)	(0.62)	(0.70)	(0.48)	--
Net Asset Value, End of Period	$10.20		$10.84	$10.58	$12.32	$11.51	$9.86
Total Return [2]	(5.18)%		6.02%	(9.60)%	13.80%	22.43%	11.29%

Ratios to Average Net Assets:
Net expenses	1.62	% [3]	1.62%	1.62%	1.62%	1.97%	2.45%
Net investment income	1.38	% [3]	1.21%	1.24%	1.64%	2.09%	2.58%
Expense waiver/reimbursement [4]	0.64	% [3]	0.58%	0.50%	0.56%	0.42%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,813		$11,529	$14,326	$17,727	$16,051	$9,433
Portfolio turnover	23%		95%	76%	80%	126%	208%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.79		$10.54	$12.29	$11.50	$ 9.86	$8.86
Income From Investment Operations:
Net investment income	0.07	[1]	0.13 [1]	0.14 [1]	0.18 [1]	0.23 [1]	0.24 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.63)		0.49	(1.26)	1.32	1.90	0.76
TOTAL FROM INVESTMENT OPERATIONS	(0.56)		0.62	(1.12)	1.50	2.13	1.00
Less Distributions:
Distributions from net investment income	(0.08)		(0.37)	(0.63)	(0.71)	(0.49)	--
Net Asset Value, End of Period	$10.15		$10.79	$10.54	$12.29	$11.50	$9.86
Total Return [2]	(5.20)%		5.97%	(9.60)%	13.74%	22.51%	11.29%

Ratios to Average Net Assets:
Net expenses	1.62	% [3]	1.62%	1.62%	1.62%	1.97%	2.45%
Net investment income	1.38	% [3]	1.21%	1.24%	1.64%	2.10%	2.57%
Expense waiver/reimbursement [4]	0.64	% [3]	0.58%	0.50%	0.56%	0.42%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,676		$31,149	$36,432	$36,885	$23,051	$5,841
Portfolio turnover	23%		95%	76%	80%	126%	208%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$951.30	$4.38
Class B Shares	$1,000	$948.20	$7.87
Class C Shares	$1,000	$948.00	$7.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,016.85	$8.15
Class C Shares	$1,000	$1,016.85	$8.15

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.62%
Class C Shares	1.62%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's issuer country and currency exposure composition1 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets	Currency Exposure as a Percentage of Total Net Assets
France	11.7%	0.0%
Italy	11.2%	0.0%
United Kingdom	10.2%	9.8%
Austria	8.5%	0.0%
United States [2]	8.0%	0.0%
Germany	6.7%	0.0%
Canada	6.5%	2.0%
Japan	6.1%	43.5%
Luxembourg	5.8%	0.0%
Greece	4.9%	0.0%
Ireland	4.6%	0.0%
Belgium	4.3%	0.0%
Norway	4.0%	0.0%
Denmark	3.0%	0.0%
Netherlands	2.8%	0.0%
Sweden	2.3%	2.3%
Euro	0.0%	40.9%
Switzerland	0.0%	2.1%
Other Assets and Liabilities--Net [3]	(0.6)%	(0.6)%
TOTAL	100.0%	100.0%

1 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

2 Consists of non-U.S. dollar denominated fixed-income securities issued by an entity domiciled in the United States.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Foreign Currency Par Amount		Value in U.S. Dollars
	BONDS--100.6%
	BRITISH POUND--9.8%
	Retailers--1.8%
1,000,000	Wal-Mart Stores, Inc., 4.75%, 1/29/2013	$1,875,254
	Sovereign--8.0%
2,000,000	United Kingdom, Government of, 4.75%, 3/7/2020	3,829,513
1,100,000	United Kingdom, Government of, Bond, 4.00%, 9/7/2016	1,982,254
1,300,000	United Kingdom, Government of, Bond, 5.00%, 3/7/2008	2,561,002
	TOTAL	8,372,769
	TOTAL BRITISH POUND	10,248,023
	CANADIAN DOLLAR--2.0%
	Sovereign--2.0%
2,270,000	Canada, Government of, 4.25%, 12/1/2008	2,111,826
	EURO--40.9%
	Banking--3.7%
1,500,000	Hypovereinsbank LUX, 5.523%, 12/18/2008	2,054,452
1,200,000	Landesbank Schleswig-Holstein, Note, 7.4075%, 6/29/2049	1,800,183
	TOTAL	3,854,635
	Mortgage Banks--3.1%
2,400,000	Realkredit Danmark A/S, (Series 10E), 4.00%, 1/1/2008	3,220,922
	Sovereign--29.5%
3,200,000	Belgium, Government of, 5.00%, 3/28/2035	4,571,422
3,100,000	Buoni Poliennali Del Tes, 4.25%, 8/1/2013	4,126,570
1,800,000	France, Government of, Bond, 4.00%, 4/25/2055	2,174,510
2,275,000	France, Government of, Bond, 4.25%, 4/25/2019	2,997,453
3,350,000	France, Government of, O.A.T., 5.00%, 10/25/2016	4,696,908
2,100,000	Germany, Government of, 4.75%, 7/4/2028	2,895,164
3,900,000	Hellenic Republic, Unsub., 4.10%, 8/20/2012	5,143,686
3,000,000	Italy, Government of, Sr. Unsub., 5.00%, 8/1/2034	4,149,673
	TOTAL	30,755,386
	Supranational--0.4%
310,000	Corp Andina De Fomento, Unsub., 6.375%, 6/18/2009	430,301
Foreign Currency Par Amount		Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Telecommunications & Cellular--4.2%
1,500,000	Deutsche Telekom AG, Company Guarantee, 6.625%, 7/11/2011	$2,153,955
1,650,000	Telecom Italia SpA, Company Guarantee, (Series EMTN), 5.875%, 1/24/2008	2,239,360
	TOTAL	4,393,315
	TOTAL EURO	42,654,559
	JAPANESE YEN--43.5%
	Banking--25.7%
94,000,000	Bank Nederlandse Gemeenten, Sr. Unsub., 0.80%, 9/22/2008	771,928
290,000,000	Cie Financement Foncier, Collateral Trust, (Series EMTN), 0.60%, 3/23/2010	2,345,974
460,000,000	DePfa ACS Bank, Collateral Trust, 0.75%, 9/22/2008	3,775,062
120,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	968,579
150,000,000	European Investment Bank, 1.40%, 6/20/2017	1,189,462
580,000,000	KFW International Finance, 1.75%, 3/23/2010	4,855,177
495,000,000	Landwirtschaftliche Rentenbank, Foreign Gov't. Guarantee, (Series EMTN), 1.375%, 4/25/2013	4,038,094
555,000,000	OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010	4,651,146
500,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	4,157,971
	TOTAL	26,753,393
	Financial Intermediaries--4.0%
500,000,000	Eksportfinans, Bond, 1.80%, 6/21/2010	4,187,757
	Sovereign--8.4%
400,000,000	Italy, Government of, Bond, 1.80%, 2/23/2010	3,345,111
265,000,000	Japan, Government of, Bond, 0.50%, 6/20/2013	2,056,992
425,000,000	Japan, Government of, Bond, 0.80%, 3/20/2013	3,368,961
	TOTAL	8,771,064
	State/Provincial--4.5%
550,000,000	Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	4,617,153
	Supranational--0.9%
113,000,000	Inter-American Development Bank, 1.90%, 7/8/2009	946,572
	TOTAL JAPANESE YEN	45,275,939
Foreign Currency Par Amount		Value in U.S. Dollars
	BONDS--continued
	SWEDISH KRONA--2.3%
	Sovereign--2.3%
16,100,000	Sweden, Government of, 4.50%, 8/12/2015	$2,360,530
	SWISS FRANC--2.1%
	Brokerage--2.1%
2,700,000	Credit Suisse First Boston (Europe) Ltd., London, Jr. Sub. Note, 4.375%, 7/29/2049	2,209,291
	TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $112,025,212) [1]	104,860,168
	OTHER ASSETS AND LIABILITIES - NET--(0.6%)	(664,065)
	TOTAL NET ASSETS--100%	$104,196,103

1 The cost of investments for federal tax purposes amounts to $113,105,548.

At May 31, 2007, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/13/2007	3,900,000 Euro Dollars	$ 5,236,333	$ 5,250,175	$ 13,842
6/13/2007	3,868,937,100 Japanese Yen	$32,723,818	$31,846,211	$ (877,607)
Contracts Sold:
6/13/2007	25,216,137 Euro Dollars	$32,723,819	$33,945,931	$(1,222,112)
6/13/2007	632,131,500 Japanese Yen	$ 5,236,333	$ 5,203,236	$33,097
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,052,780)

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $112,025,212)		$104,860,168
Cash denominated in foreign currency (identified cost $85,119)		84,705
Income receivable		1,445,784
Receivable for investments sold		1,364,450
Receivable for shares sold		70,563
Receivable for foreign exchange contracts		46,939
TOTAL ASSETS		107,872,609
Liabilities:
Payable for shares redeemed	$671,520
Payable to bank	764,133
Payable for foreign exchange contracts	2,099,719
Payable for distribution services fee (Note 5)	26,188
Payable for shareholder services fee (Note 5)	26,442
Accrued expenses	88,504
TOTAL LIABILITIES		3,676,506
Net assets for 10,081,274 shares outstanding		$104,196,103
Net Assets Consist of:
Paid-in capital		$115,227,621
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(9,195,016)
Accumulated net realized loss on investments, options and foreign currency transactions		(5,590,751)
Undistributed net investment income		3,754,249
TOTAL NET ASSETS		$104,196,103
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($70,707,124 ÷ 6,786,277 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.42
Offering price per share (100/95.50 of $10.42) [1]		$10.91
Redemption proceeds per share		$10.42
Class B Shares:
Net asset value per share ($8,813,396 ÷ 864,303 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.20
Offering price per share		$10.20
Redemption proceeds per share (94.50/100 of $10.20) [1]		$9.64
Class C Shares:
Net asset value per share ($24,675,583 ÷ 2,430,694 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$10.15
Offering price per share		$10.15
Redemption proceeds per share (99.00/100 of $10.15) [1]		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$4,619
Interest			2,159,881
TOTAL INVESTMENT INCOME			2,164,500
Expenses:
Investment adviser fee (Note 5)		$539,934
Administrative personnel and services fee (Note 5)		114,687
Custodian fees		28,020
Transfer and dividend disbursing agent fees and expenses		124,076
Directors'/Trustees' fees		4,336
Auditing fees		13,023
Legal fees		4,661
Portfolio accounting fees		26,560
Distribution services fee--Class A Shares (Note 5)		132,013
Distribution services fee--Class B Shares (Note 5)		37,401
Distribution services fee--Class C Shares (Note 5)		106,495
Shareholder services fee--Class A Shares (Note 5)		122,229
Shareholder services fee--Class B Shares (Note 5)		12,467
Shareholder services fee--Class C Shares (Note 5)		34,668
Share registration costs		21,999
Printing and postage		17,290
Insurance premiums		2,750
Taxes		5,759
Miscellaneous		7,349
TOTAL EXPENSES		1,355,717
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(438,852)
Waiver of administrative personnel and services fee	(21,720)
Waiver of distribution services fee--Class A Shares	(106,387)
TOTAL WAIVERS AND REIMBURSEMENT		(566,959)
Net expenses			788,758
Net investment income			1,375,742
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,295,394)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(7,116,348)
Net realized and unrealized loss on investments and foreign currency transactions			(8,411,742)
Change in net assets resulting from operations			$(7,036,000)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,375,742	$2,780,802
Net realized gain (loss) on investments, options and foreign currency transactions	(1,295,394)	105,474
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(7,116,348)	7,657,813
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,036,000)	10,544,089
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,783,952)	(5,182,493)
Class B Shares	(85,000)	(486,910)
Class C Shares	(237,900)	(1,232,544)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,106,852)	(6,901,947)
Share Transactions:
Proceeds from sale of shares	22,167,606	110,193,277
Net asset value of shares issued to shareholders in payment of distributions declared	1,123,464	3,849,875
Cost of shares redeemed	(72,118,697)	(124,537,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,827,627)	(10,494,012)
Change in net assets	(57,970,479)	(6,851,870)
Net Assets:
Beginning of period	162,166,582	169,018,452
End of period (including undistributed net investment income of $3,754,249 and $4,485,359, respectively)	$104,196,103	$162,166,582

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end registered investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,731,309	$18,537,200	9,206,208	$98,616,762
Shares issued to shareholders in payment of distributions declared	84,631	910,630	255,162	2,712,369
Shares redeemed	(5,778,273)	(61,499,151)	(9,598,047)	(102,821,625)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,962,333)	$(42,051,321)	(136,677)	$(1,492,494)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	29,369	$305,851	200,737	$2,117,917
Shares issued to shareholders in payment of distributions declared	6,351	67,129	35,451	370,107
Shares redeemed	(235,211)	(2,458,567)	(526,489)	(5,531,284)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(199,491)	$(2,085,587)	(290,301)	$(3,043,260)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	319,809	$3,324,555	904,710	$9,458,598
Shares issued to shareholders in payment of distributions declared	13,850	145,705	73,788	767,399
Shares redeemed	(789,701)	(8,160,979)	(1,548,258)	(16,184,255)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(456,042)	$(4,690,719)	(569,760)	$(5,958,258)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,617,866)	$(48,827,627)	(996,738)	$(10,494,012)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $113,105,548. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $8,245,380. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $260,794 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,506,174.

At November 30, 2006, the Fund had a capital loss carryforward of $2,687,703 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 379,152
2009	$1,210,965
2010	$ 171,598
2014	$ 925,988

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $438,763 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.129% of average daily net assets of the Fund. FAS waived $21,720 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2007, FSC voluntarily waived $106,387 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $56,828 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $9,427 in sales charges from the sale of Class A Shares. FSC also retained $28,337 of contingent deferred sales charges relating to redemptions of Class A Shares and $951 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,953 of Service Fees for the six months ended May 31, 2007.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.90%, 1.62% and 1.62%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $89 in connection with the affiliated mutual fund listed below. Transactions with the affiliated company during the six months ended May 31, 2007 are as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	10,578,177	10,578,177	--	$--	$4,619

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended May 31, 2007, were as follows:

Purchases	$32,617,922
Sales	$81,980,885

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

2061602 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$22.36
Income From Investment Operations:
Net investment income (loss)	0.09	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.41
TOTAL FROM INVESTMENT OPERATIONS	2.50
Less Distributions:
Distributions from net investment income	--
Net Asset Value, End of Period	$24.86
Total Return [2]	11.13	% [3]

Ratios to Average Net Assets:
Net expenses	1.73	% [6]
Net investment income (loss)	0.77	% [6]
Expense waiver/reimbursement [8]	0.00	% [6,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$206,107
Portfolio turnover	38%
Redemption fees consisted of the following per share amounts	$0.00	[10]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.04% on the total return.

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.06% on the total return.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.71%, 1.82%, 1.79% and 1.72% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

10 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$18.10		$16.97		$14.51		$12.14		$14.92

(0.04	) [1]	0.07	[1]	(0.03	) [1]	0.04	[1]	(0.01	) [1]
4.30		1.06		2.50		2.33		(2.77)
4.26		1.13		2.47		2.37		(2.78)

--		--		(0.01)		--		--
$22.36		$18.10		$16.97		$14.51		$12.14
23.54%		6.66	% [4]	17.02	% [5]	19.52%		(18.63)%

1.73%		1.71	% [7]	1.82	% [7]	1.79	% [7]	1.72	% [7]
(0.20)%		0.42%		(0.19)%		0.35%		(0.05)%
0.00	% [9]	0.05%		0.00	% [9]	0.00	% [9]	0.00	% [9]

$197,189		$194,192		$219,439		$210,332		$264,843
79%		113%		74%		150%		103%
$0.00	[10]	$0.00	[10]	$0.00	[10]	--		--

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$20.02
Income From Investment Operations:
Net investment loss	(0.01	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.15
TOTAL FROM INVESTMENT OPERATIONS	2.14
Net Asset Value, End of Period	$22.16
Total Return [2]	10.69	% [3]

Ratios to Average Net Assets:
Net expenses	2.50	% [4]
Net investment loss	(0.04	)% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,137
Portfolio turnover	38%
Redemption fees consisted of the following per share amounts	$0.00	[8]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.04% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$16.33		$15.44		$13.30		$11.22		$13.89

(0.18	) [1]	(0.06	) [1]	(0.14	) [1]	(0.04	) [1]	(0.10	) [1]
3.87		0.95		2.28		2.12		(2.57)
3.69		0.89		2.14		2.08		(2.67)
$20.02		$16.33		$15.44		$13.30		$11.22
22.60%		5.76%		16.09%		18.54%		(19.22)%

2.49%		2.52	% [5]	2.57	% [5]	2.54	% [5]	2.47	% [5]
(0.95)%		(0.39)%		(0.95)%		(0.40)%		(0.79)%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$32,784		$34,732		$39,549		$39,772		$41,084
79%		113%		74%		150%		103%
$0.00	[8]	$0.00	[8]	$0.00	[8]	--		--

Financial Highlights- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2007
Net Asset Value, Beginning of Period	$19.74
Income From Investment Operations:
Net investment loss	(0.01	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.13
TOTAL FROM INVESTMENT OPERATIONS	2.12
Net Asset Value, End of Period	$21.86
Total Return [2]	10.74	% [3]

Ratios to Average Net Assets:
Net expenses	2.50	% [4]
Net investment loss	(0.02	)% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$65,708
Portfolio turnover	38%
Redemption fees consisted of the following per share amounts	$0.00	[8]

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund received a regulatory settlement, which had an impact of 0.04% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment loss ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2006		2005		2004		2003		2002
$16.10		$15.24		$13.12		$11.06		$13.70

(0.18	) [1]	(0.06	) [1]	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]
3.82		0.92		2.25		2.10		(2.54)
3.64		0.86		2.12		2.06		(2.64)
$19.74		$16.10		$15.24		$13.12		$11.06
22.61%		5.64%		16.16%		18.63%		(19.27)%

2.49%		2.52	% [5]	2.57	% [5]	2.54	% [5]	2.47	% [5]
(0.96)%		(0.38)%		(0.98)%		(0.40)%		(0.79)%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$65,796		$58,892		$64,211		$66,305		$56,214
79%		113%		74%		150%		103%
$0.00	[8]	$0.00	[8]	$0.00	[8]	--		--

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,111.30	$ 9.11
Class B Shares	$1,000	$1,106.90	$13.13
Class C Shares	$1,000	$1,107.40	$13.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.31	$ 8.70
Class B Shares	$1,000	$1,012.47	$12.54
Class C Shares	$1,000	$1,012.47	$12.54

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.73%
Class B Shares	2.50%
Class C Shares	2.50%

Portfolio of Investments Summary Tables

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	14.6%
Japan	13.4%
Switzerland	10.5%
France	9.8%
Germany	6.3%
Brazil	4.7%
Netherlands	4.5%
Spain	4.2%
Italy	3.9%
Mexico	3.5%
Canada	3.4%
Korea	2.9%
United States	2.4%
Sweden	1.8%
India	1.6%
Luxembourg	1.5%
Austria	1.4%
Greece	1.3%
Russia	1.3%
Belgium	1.1%
Egypt	1.1%
Hungary	1.0%
Denmark	0.8%
Norway	0.7%
Hong Kong	0.5%
Turkey	0.5%
Cash Equivalents [2]	1.4%
Other Assets and Liabilities--Net [3]	(0.1)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2007, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	25.5%
Consumer Discretionary	11.6%
Materials	10.6%
Industrials	10.5%
Information Technology	9.6%
Health Care	9.1%
Energy	8.6%
Consumer Staples	8.4%
Telecommunication Services	3.1%
Utilities	1.7%
Cash Equivalents [2]	1.4%
Other Assets and Liabilities--Net [3]	(0.1)%
TOTAL	100.0%

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2007 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.5%
		Austria--1.4%
54,232		Erste Bank Der Oesterreichischen Sparkassen AG	$4,254,257
		Belgium--1.1%
37,800		InBev	3,184,455
		Brazil--3.1%
155,200		Companhia Vale Do Rio Doce, ADR	5,956,576
29,500		Unibanco Uniao de Bancos Brasileiros SA, GDR	3,313,145
		TOTAL	9,269,721
		Canada--3.4%
50,600		EnCana Corp.	3,099,108
155,600	[1]	Kinross Gold Corp.	2,075,928
255,400		Talisman Energy, Inc.	5,157,666
		TOTAL	10,332,702
		Denmark--0.8%
36,400		Vestas Wind Systems A/S	2,557,824
		Egypt--1.1%
51,800		Orascom Telecom Holding, GDR	3,465,420
		France--9.8%
99,300		AXA	4,341,087
47,300		Accor SA	4,398,470
28,000		BNP Paribas SA	3,397,565
32,717		Schneider Electric SA	4,723,156
79,615		Technip SA	6,175,808
149,400		Vivendi SA	6,509,191
		TOTAL	29,545,277
		Germany, Federal Republic of--5.7%
26,300		Allianz SE	5,839,010
98,100		Commerzbank AG, Frankfurt	4,825,860
49,700		Siemens AG	6,549,619
		TOTAL	17,214,489
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Greece--1.3%
106,920		EFG Eurobank	$3,800,943
		Hong Kong--0.5%
976,000	[1]	China Properties Group Ltd.	364,979
565,200		Dah Sing Banking Group Ltd.	1,176,949
		TOTAL	1,541,928
		Hungary--1.0%
489,332	[1]	Ablon Group	3,098,142
		India--1.6%
519,023	[1]	Idea Cellular Ltd.	1,615,036
128,800		Satyam Computer Services Ltd., ADR	3,263,792
		TOTAL	4,878,828
		Italy--3.9%
308,887		Davide Campari - Milano SpA	3,235,622
157,000		Geox SpA	2,841,329
626,500		Unicredito Italiano SpA	5,879,831
		TOTAL	11,956,782
		Japan--13.4%
147,200		Advantest Corp.	6,289,565
407		East Japan Railway Co.	3,143,632
150,600		JSR Corp.	3,396,853
139,000		Mitsubishi Estate Co., Ltd.	4,271,652
282		Mitsubishi UFJ Financial Group, Inc.	3,244,043
33,800		Nidec Corp.	2,041,331
70,000		Nitori Co.	3,272,802
198,300		Sumitomo Electric Industries	3,012,791
377,000		Taiyo Nippon Sanso Corp.	3,076,097
241,000		Tokuyama Corp.	3,101,118
87,000		Tokyo Seimitsu Co., Ltd.	3,174,035
162,700		United Arrows Ltd.	2,640,366
		TOTAL	40,664,285
		Korea, Republic of--2.9%
72,700		Hana Financial Holdings	3,682,798
8,998		Samsung Electronics Co.	5,188,543
		TOTAL	8,871,341
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Luxembourg--1.5%
54,400	[1]	Millicom International Cellular SA, ADR	$4,628,352
		Mexico--3.5%
49,700		America Movil S.A.B. de C.V., Class L, ADR	3,009,335
126,000		Cemex SA de C.V., ADR	4,898,880
715,300		Wal-Mart de Mexico SAB de CV	2,706,810
		TOTAL	10,615,025
		Netherlands--4.5%
99,600		ING Groep NV	4,437,293
91,600		Koninklijke Numico NV	4,559,103
107,418		Philips Electronics NV	4,567,344
		TOTAL	13,563,740
		Norway--0.7%
86,500		Aker Kvaerner ASA	2,122,647
		Russia--1.3%
60,590	[1,2,3]	OAO TMK, GDR	2,211,535
29,700	[1,2,3]	Pharmstandard, GDR	473,418
118,200	[1]	VTB Bank OJSC, GDR	1,335,660
		TOTAL	4,020,613
		Spain--4.2%
382,000		Banco Santander Central Hispano, SA	7,339,917
208,500		Enagas	5,274,283
		TOTAL	12,614,200
		Sweden--1.8%
30,550		Hennes & Mauritz AB, Class B	1,933,824
384,800	[1]	Rezidor Hotel Group AB	3,559,152
		TOTAL	5,492,976
		Switzerland--10.5%
142,600		ABB Ltd.	3,050,392
75,600		Credit Suisse Group	5,749,624
15,023		Nestle SA	5,850,728
150,707		Novartis AG	8,471,732
30,798		Roche Holding AG	5,652,670
15,500		Syngenta AG	2,918,272
		TOTAL	31,693,418
		Turkey--0.5%
245,040	[1]	Turkiye Halk Bankasi AS	1,599,502
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		United Kingdom--14.6%
1,855,600		ARM Holdings PLC	$5,171,539
273,632		Diageo PLC	5,835,387
318,500		GlaxoSmithKline PLC	8,261,670
265,800		HSBC Holdings PLC	4,915,741
93,130		Rio Tinto PLC	6,767,726
156,651		Shire PLC	3,681,892
191,291		Smiths Industries	4,306,675
348,938		WPP Group PLC	5,161,263
		TOTAL	44,101,893
		United States--2.4%
101,000	[1]	Amdocs Ltd.	3,925,870
34,500	[1]	Transocean Sedco Forex, Inc.	3,389,280
		TOTAL	7,315,150
		TOTAL COMMON STOCKS (IDENTIFIED COST $234,362,314)	292,403,910
		PREFERRED STOCKS--2.2%
		Brazil--1.6%
289,549		Net Servicos de Comunicacao SA	4,883,596
		Germany, Federal Republic of--0.6%
20,200		Fresenius AG	1,593,025
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,892,683)	6,476,621
		MUTUAL FUND--1.4%
4,226,876	[4,5]	Prime Value Obligations Fund, Institutional Shares, 5.24% (AT NET ASSET VALUE)	4,226,876
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $243,481,873) [6]	303,107,407
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(155,087)
		TOTAL NET ASSETS--100%	$302,952,320

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $2,684,953, which represented 0.9% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $2,684,953, which represented 0.9% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

At May 31, 2007, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ Depreciation
Contracts Purchased:
6/1/2007	336,520 Euro	$ 452,216	$ 452,804	$ 588
6/1/2007	3,134,031 Norwegian Krone	$ 517,312	$ 519,641	$ 2,329
7/18/2007	429,918,900 Japanese Yen	$3,650,000	$ 3,555,312	$ (94,688)
7/18/2007	430,028,400 Japanese Yen	$3,650,000	$ 3,556,217	$ (93,783)
7/18/2007	416,705,440 Japanese Yen	$3,620,000	$ 3,446,040	$ (173,960)
8/7/2007	5,470,000 Euro	$7,442,044	$ 7,377,748	$ (64,296)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ (423,810)

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Total investments in securities, at value, including $4,226,876 of investments in affiliated issuers (Note 5) (identified cost $243,481,873)		$303,107,407
Cash		1,507
Cash denominated in foreign currencies (identified cost $12,668)		12,671
Income receivable		675,461
Receivable for investments sold		5,581,956
Receivable for foreign exchange contracts		2,917
Receivable for shares sold		295,921
TOTAL ASSETS		309,677,840
Liabilities:
Payable for investments purchased	$5,560,814
Payable for shares redeemed	340,548
Payable for distribution services fee (Note 5)	61,290
Payable for shareholder services fee (Note 5)	66,574
Payable for foreign exchange contracts	426,727
Accrued expenses	269,567
TOTAL LIABILITIES		6,725,520
Net assets for 12,701,958 shares outstanding		$302,952,320
Net Assets Consist of:
Paid-in capital		$359,602,179
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		59,203,471
Accumulated net realized loss on investments and foreign currency transactions		(116,010,884)
Accumulated net investment income		157,554
TOTAL NET ASSETS		$302,952,320
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($206,107,127 ÷ 8,290,874 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$24.86
Offering price per share (100/94.50 of $24.86) [1]		$26.31
Redemption proceeds per share (98.00/100 of $24.86) [1]		$24.36
Class B Shares:
Net asset value per share ($31,137,466 ÷ 1,404,850 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$22.16
Offering price per share		$22.16
Redemption proceeds per share (92.50/100 of $22.16) [1]		$20.50
Class C Shares:
Net Asset Value Per Share ($65,707,727 ÷ 3,006,234 shares outstanding), $0.0001 par value, 500,000,000 shares authorized		$21.86
Offering price per share		$21.86
Redemption proceeds per share (97.00/100 of $21.86) [1]		$21.20

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends (including $20,973 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $465,844)			$3,695,406
Interest			3,321
TOTAL INCOME			3,698,727
Expenses:
Investment adviser fee (Note 5)		$1,485,320
Administrative personnel and services fee (Note 5)		117,688
Custodian fees		59,347
Transfer and dividend disbursing agent fees and expenses		444,515
Directors'/Trustees' fees		5,187
Auditing fees		13,021
Legal fees		6,720
Portfolio accounting fees		36,357
Distribution services fee--Class B Shares (Note 5)		118,788
Distribution services fee--Class C Shares (Note 5)		246,732
Shareholder services fee--Class A Shares (Note 5)		222,737
Shareholder services fee--Class B Shares (Note 5)		39,596
Shareholder services fee--Class C Shares (Note 5)		79,986
Account administration fee--Class A Shares		4,172
Account administration fee--Class C Shares		104
Share registration costs		20,147
Printing and postage		30,463
Insurance premiums		3,098
Taxes		11,301
Miscellaneous		7,850
TOTAL EXPENSES		2,953,129
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(318)
Waiver of administrative personnel and services fee	(4,507)
TOTAL REIMBURSEMENT AND WAIVER		(4,825)
Net expenses			2,948,304
Net investment income			750,423
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $51,544)			21,887,535
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			7,975,493
Net realized and unrealized gain on investments and foreign currency transactions			29,863,028
Change in net assets resulting from operations			$30,613,451

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$750,423	$(1,324,817)
Net realized gain on investments and foreign currency transactions	21,887,535	39,931,118
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,975,493	22,733,298
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	30,613,451	61,339,599
Share Transactions:
Proceeds from sale of shares	37,065,888	79,933,474
Cost of shares redeemed	(60,970,208)	(133,323,345)
Redemption fees	4,328	3,657
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,899,992)	(53,386,214)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	469,510	--
Change in net assets	7,182,969	7,953,385
Net Assets:
Beginning of period	295,769,351	287,815,966
End of period (including accumulated net investment income (loss) of $157,554 and $(592,869), respectively)	$302,952,320	$295,769,351

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,070,507	$25,021,902	2,700,419	$55,796,655
Shares redeemed	(1,597,705)	(37,293,673)	(4,609,146)	(94,439,878)
Redemption fees	--	3,748	--	2,449
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(527,198)	$(12,268,023)	(1,908,727)	$(38,640,774)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	94,887	$1,970,921	262,086	$4,879,903
Shares redeemed	(327,802)	(6,825,133)	(751,131)	(13,875,872)
Redemption fees	--	580	--	422
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(232,915)	$(4,853,632)	(489,045)	$(8,995,547)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	489,705	$10,073,065	1,048,545	$19,256,916
Shares redeemed	(816,646)	(16,851,402)	(1,372,585)	(25,007,595)
Redemption fees	--	--	--	786
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(326,941)	$(6,778,337)	(324,040)	$(5,749,893)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,087,054)	$(23,899,992)	(2,721,812)	$(53,386,214)

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $243,481,873. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $59,625,534. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $64,423,424 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,797,890.

At November 30, 2006, the Fund had a capital loss carryforward of $137,864,123 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$46,493,369
2010	$84,265,416
2011	$ 7,105,338

As a result of the tax-free transfer of assets from IAI International Fund and Federated Global Equity Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,507 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $7,702 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $7,846 in sales charges from the sale of Class A Shares. FSC also retained $421 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended May 31, 2007, the redemption fees for Class A Shares and Class B Shares amounted to $3,748 and $580, respectively. For the six months ended May 31, 2007, the Fund's Class C Shares did not incur a redemption fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,045 of Service Fees for the six months ended May 31, 2007.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $318 in connection with the affiliated mutual fund listed below. Transactions with the affiliated company during the six months ended May 31, 2007 were as follows:

Affiliate	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	31,994,039	27,767,163	4,226,876	$4,226,876	$20,973

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$112,843,890
Sales	$139,522,259

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

9. REGULATORY SETTLEMENT PROCEEDS

The Fund received $469,510 from Veras Capital Partners in settlement of administrative proceedings involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is recorded as an increase to Paid-in capital in the accompanying financial statements.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL EQUITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

8070112 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INTERNATIONAL SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007